                                  [NACO LOGO]

                                      NACO
                                    VARIABLE
                                     ACCOUNT

                                   [GRAPHIC]

                                  ANNUAL REPORT
                                       TO
                      PARTICIPANTS AND RETIRED PARTICIPANTS
                                DECEMBER 31, 1997


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                               [NATIONWIDE LOGO]

                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                          [PHOTO OF PRESIDENT GASPER]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1997 annual report of the NACo Variable Account.

Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.



                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President

CONTENTS



HOW TO READ THE ANNUAL REPORT ..............................................   5
     Explanation on how to read and understand the various financial reports


FUND PERFORMANCES ..........................................................   6


STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY ...............   8


STATEMENTS OF OPERATIONS AND CHANGES
IN CONTRACT OWNERS' EQUITY .................................................  10


NOTES TO FINANCIAL STATEMENTS ..............................................  18


INDEPENDENT AUDITORS' REPORT ...............................................  30

HOW TO READ THE ANNUAL REPORT

This Annual Report is sent to all customers who own a Nationwide annuity with all or some of the funds in the NACo Variable Account (the Account). The Account is a separate account trust which offers investment options in twenty-eight mutual funds from sixteen mutual fund houses.

The Annual Report has two major financial sections.


STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement, beginning on page 8, lists all the funds in the Account, the number of shares owned, the amount paid for the shares (i.e., cost) and their market value on December 31, 1997. The funds are presented in alphabetical order. The market value of the assets change as the underlying mutual fund shares change in value. As contract owners make exchanges between the funds, the number of shares in each fund increases and decreases. When money is deposited (withdrawn) by contract owners, shares of the mutual funds are bought (sold) by the Account. The total market value of the funds is equal to the Total investments.

Accounts receivable, if applicable, is an asset of the Account for money market fund shares or reinvested dividend shares added to the contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equals Total assets.

Accounts payable, if applicable, is a liability of the Account for money market fund shares deducted from the contract owners' accounts, but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. For a summary of Contract owners' equity by fund series turn to page 21.


STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

These statements, found on page 10, show the activity in the Account for the periods stated herein.

The Investment activity section shows the changes in unrealized gain (loss) of the mutual funds in the Account, realized gain (loss) as shares of the funds are bought (sold), mortality, expense and administration charges which are assessed through the daily unit value calculations, and dividends and capital gains earnings from the underlying mutual funds.

The Equity transactions section illustrates the receipt of purchase payments by the Account as new contracts are sold, existing contract owners deposit additional funds; and deductions from the Account when money is withdrawn, contracts are canceled, annuity benefits are paid, and annual contract maintenance charges and contingent deferred sales charges are assessed.

Net change in contract owners' equity equals Investment activity plus Equity transactions.

The Contract owners' equity at the beginning of the period plus the Net change in contract owners' equity equals the Contract owners' equity at the end of the period. Contract owners' equity at the end of the calendar year will equal the Contract owners' equity at the beginning of the next year.

As you review the following pages of the Annual Report, the Notes to Financial Statements, beginning on page 18, will also help explain and clarify the various statements and schedules.

FUND PERFORMANCES

----------------------------------------------------------------------------------------------------------------------
                                   AVERAGE ANNUAL TOTAL RETURN: NON-STANDARDIZED ++
                    PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED
----------------------------------------------------------------------------------------------------------------------
                                                            YEAR          YEAR        3 YEARS     5 YEARS     10 YEARS
                                                            1997          1996        1/1/95-     1/1/93-      1/1/88-
FUNDS +                                                                              12/31/97    12/31/97     12/31/97
----------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUNDS
American Century: Twentieth Century Growth Fund*           28.06%        13.92%        20.26%      11.77%       14.29%
Mass. Investors Growth Stock Fund*                         46.75%        21.67%        31.43%      18.92%       16.98%
Putnam Voyager Fund                                        24.79%        11.73%        24.63%      17.70%       17.92%
GROWTH FUNDS
American Century: Twentieth Century Ultra Fund             21.97%        12.77%        23.33%      16.66%       20.74%
Dreyfus Third Century Fund                                 28.15%        23.15%        28.52%      15.20%       15.09%
Fidelity Contrafund                                        21.84%        20.78%        25.71%      18.54%       21.86%
Fidelity Magellan(R) Fund                                  25.40%        10.63%        23.42%      17.69%       17.76%
Fidelity OTC Portfolio                                      8.87%        22.56%        22.25%      13.62%       16.80%
MFS(R) Growth Opportunities Fund*                          22.12%        20.71%        25.23%      16.50%       13.71%
Nationwide(R) Growth Fund*                                 25.04%        15.59%        22.60%      15.35%       13.87%
Putnam Investors Fund                                      33.22%        20.25%        29.72%      19.57%       16.29%
Seligman Growth Fund, Inc.                                 16.99%        19.99%        21.34%      12.40%       13.64%
GROWTH AND INCOME FUNDS
Evergreen Income and Growth Fund*                          24.40%        11.82%        19.51%      12.09%       11.21%
Fidelity Equity-Income Fund                                28.76%        19.87%        26.31%      19.18%       15.58%
Fidelity Puritan(R) Fund                                   21.19%        14.06%        18.48%      15.09%       13.96%
Investment Company of America(R)**                         28.58%        18.22%        25.29%      16.62%       15.26%
Nationwide(R) Fund                                         38.31%        22.75%        29.78%      18.16%       16.52%
Neuberger & Berman Guardian Fund                           16.82%        16.76%        21.31%      15.05%       16.37%
INCOME FUNDS
Bond Fund of America(SM), Inc.**                             8.20%         5.69%        10.23%       7.34%        8.71%
Fidelity Capital & Income Fund*                            13.62%        10.34%        13.18%      11.13%       10.90%
MAS Funds - Fixed Income Portfolio                          8.57%         6.34%        10.83%       7.56%        8.88%
MFS(R) High Income Fund                                    11.78%        11.48%        13.08%      10.53%        9.66%
INDEX
SEI Index Funds S&P 500 Index Portfolio                    31.82%        21.46%        29.63%      18.84%       16.58%
INTERNATIONAL FUNDS
T. Rowe Price International Stock Fund(R)                   1.73%        14.89%         8.85%      11.97%        9.58%
Templeton Foreign Fund                                      5.64%        16.88%        10.78%      12.87%       11.46%
GOVERNMENT BOND FUND
Federated U.S. Government Securities Fund                   6.12%         2.59%         6.99%       4.77%        6.52%
MONEY MARKET FUND
Nationwide(R) Money Market Fund                             4.12%         3.98%         4.20%       3.39%        4.45%
U.S. TREASURY MONEY MARKET FUND
AIM STIT - Treasury Portfolio                               4.54%         4.40%         4.63%       3.84%        4.90%
S&P 500 ***                                                33.36%        22.96%        31.15%      20.26%       18.05%



  *   These funds are not open to new participation.

 ** These funds are closed to entities adopting the NACo Public Employees Deferred Compensation Program on or after July 1, 1994.

*** The S & P 500 is a stock market index which assumes investment in the 500 largest available stocks. This unmanaged index is normally used as a comparison or benchmark against equity mutual funds.

  + Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Fund, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

 ++ SEC and NASD regulations require that any reporting of product performance be accompanied by standardized data and the disclosures are on the following page. Please review this information and a product prospectus before investing.

NOTE: The above illustration represents past performance based on a $1,000 hypothetical Investment and reflects the deduction of an actuarial risk fee which is equivalent to 0.95% on an annualized basis. The results shown represent past performance and should not be considered a representation of performance or investor experience of the funds in the future. Investment returns and principal are not guaranteed under these variable options. The unit values at the time of redemption may be worth more or less than their original cost.

For complete information about the options available to you through your deferred compensation program, including charges and expenses, consult your prospectus(es) which are available from your local deferred compensation representative. Please read the prospectus(es) carefully before investing or sending money.

                                    Sources: Nationwide Advisory Services
                                             Computer Directions Advisors, Inc.

----------------------------------------------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN: STANDARDIZED
                    PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED
----------------------------------------------------------------------------------------------------------------------
                                                            YEAR          YEAR        3 YEARS     5 YEARS     10 YEARS
                                                            1997          1996        1/1/95-     1/1/93-      1/1/88-
FUNDS +                                                                              12/31/97    12/31/97     12/31/97
----------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUNDS
American Century: Twentieth Century Growth Fund*           24.06%         9.92%        19.33%      11.25%       14.17%
Mass. Investors Growth Stock Fund*                         42.75%        17.67%        30.65%      18.51%       16.88%
Putnam Voyager Fund                                        20.79%         7.73%        23.76%      17.28%       17.83%
GROWTH FUNDS
American Century: Twentieth Century Ultra Fund             17.97%         8.77%        22.44%      16.23%       20.66%
Dreyfus Third Century Fund                                 24.15%        19.15%        27.71%      14.75%       14.98%
Fidelity Contrafund                                        17.84%        16.78%        24.86%      18.13%       21.80%
Fidelity Magellan(R) Fund                                  21.40%         6.63%        22.54%      17.27%       17.67%
Fidelity OTC Portfolio                                      4.87%        18.56%        21.35%      13.14%       16.70%
MFS(R) Growth Opportunities Fund*                          18.12%        16.71%        24.37%      16.06%       13.59%
Nationwide(R) Growth Fund*                                 21.04%        11.59%        21.70%      14.90%       13.75%
Putnam Investors Fund                                      29.22%        16.25%        28.92%      19.17%       16.19%
Seligman Growth Fund, Inc.                                 12.99%        15.99%        20.43%      11.90%       13.51%
GROWTH AND INCOME FUNDS
Evergreen Income and Growth Fund*                          20.40%         7.82%        18.56%      11.58%       11.06%
Fidelity Equity-Income Fund                                24.76%        15.87%        25.47%      18.78%       15.47%
Fidelity Puritan(R) Fund                                   17.19%        10.06%        17.52%      14.63%       13.83%
Investment Company of America(R)**                         24.58%        14.22%        24.44%      16.19%       15.14%
Nationwide(R) Fund                                         34.31%        18.75%        28.99%      17.75%       16.42%
Neuberger & Berman Fund Guardian Fund                      12.82%        12.76%        20.39%      14.59%       16.27%
INCOME FUNDS
Bond Fund of America(SM), Inc.**                            4.20%         1.69%         9.12%       6.73%        8.52%
Fidelity Capital & Income Fund*                             9.62%         6.34%        12.13%      10.60%       10.74%
MAS Funds - Fixed Income Portfolio                          4.57%         2.34%         9.73%       6.95%        8.70%
MFS(R) High Income Fund                                     7.78%         7.48%        12.03%       9.99%        9.48%
INDEX FUND
SEI Index Funds S&P 500 Index Portfolio                    27.82%        17.46%        28.83%      18.44%       16.48%
INTERNATIONAL FUNDS
T. Rowe Price International Stock Fund(R)                  -2.27%        10.89%         7.71%      11.46%        9.41%
Templeton Foreign Fund                                      1.64%        12.88%         9.68%      12.37%       11.31%
GOVERNMENT BOND FUND
Federated U.S. Government Securities Fund                   2.12%        -1.41%         5.81%       4.10%        6.29%
MONEY MARKET FUND
Nationwide(R) Money Market Fund                             0.12%        -0.02%         2.96%       2.68%        4.17%
U.S. TREASURY MONEY MARKET FUND
AIM STIT - Treasury Portfolio                               0.54%         0.40%         3.40%       3.14%        4.63%


 *    These funds are not open to new participation.

** These funds are closed to entities adopting the NACo Public Employees Deferred Compensation Program on or after July 1, 1994.

 + Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Fund, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

NOTE: The above illustration represents past fund performance based on a $1,000 hypothetical Investment. The performance figures reflect the deduction of a 0.95% annual asset fee and the maximum contingent deferred sales charge that would apply only in the event that this Variable Annuity contract is terminated by your employer.

Investment principal and investment returns are not guaranteed under these variable options. Unit values at the time of redemption may be worth more or less than their original cost. The results shown above should not be considered a representation of performance or investor experience of the funds in the future.

For complete information about the options available to you through your deferred compensation program, including charges and expenses, consult your prospectus(es) which are available from your local deferred compensation representative. Please read the prospectus(es) carefully before investing or sending money.

                              NACO VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997


ASSETS:
   Investments at market value:
      American Century: Twentieth Century Growth Fund (ACTCGro)
         4,291,370 shares (cost $88,601,874) .............................................................  $   103,035,805
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         8,004,428 shares (cost $216,934,024) ............................................................      218,520,874
      The Bond Fund of America(SM), Inc. (BdFdAm)
         1,062,195 shares (cost $14,617,410) .............................................................       14,870,732
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         5,002,424 shares (cost $45,056,483) .............................................................       52,575,475
      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         168,957 shares (cost $3,368,230) ................................................................        4,043,133
      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional shares (FedUSGvt)
         404,319 shares (cost $4,264,947) ................................................................        4,297,907
      Fidelity Capital & Income Fund (FidCapInc)
         265,562 shares (cost $2,237,282) ................................................................        2,658,279
      Fidelity Contrafund (FidContr)
         6,884,041 shares (cost $270,249,054) ............................................................      321,002,831
      Fidelity Equity-Income Fund (FidEqInc)
         6,743,244 shares (cost $239,634,342) ............................................................      353,413,444
      Fidelity Magellan(R) Fund (FidMgln)
         1,306,291 shares (cost $104,252,765) ............................................................      124,450,301
      Fidelity OTC Portfolio (FidOTC)
         941,944 shares (cost $31,926,103) ...............................................................       31,508,034
      Fidelity Puritan(R) Fund (FidPurtn)
         1,634,297 shares (cost $28,386,708) .............................................................       31,672,685
      The Investment Company of America(R) (InvCoAm)
         2,554,066 shares (cost $57,497,295) .............................................................       72,152,374
      MAS Funds - Fixed Income Portfolio (MASFIP)
         226,135 shares (cost $2,700,953) ................................................................        2,695,530
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         1,146,474 shares (cost $13,461,885) .............................................................       15,958,923
      MFS(R) High Income Fund - Class A (MFSHiInc)
         2,601,403 shares (cost $14,193,356) .............................................................       14,385,760
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         1,031,758 shares (cost $11,575,941) .............................................................       12,814,439
      Nationwide(R) Fund (NWFund)
         3,363,858 shares (cost $68,052,739) .............................................................       89,108,593

      Nationwide(R) Growth Fund (NWGroFd)
         523,849 shares (cost $6,208,414) ................................................................        7,669,144
      Nationwide(R) Money Market Fund (NWMyMkt)
         44,019,657 shares (cost $44,019,657) ............................................................       44,019,657
      Neuberger & Berman Guardian Fund (NBGuard)
         1,546,964 shares (cost $40,472,926) .............................................................       40,066,366
      Putnam Investors Fund - Class A (PutInvFd)
         5,331,304 shares (cost $50,456,063) .............................................................       59,923,856
      Putnam Voyager Fund - Class A (PutVoyFd)
         10,519,384 shares (cost $161,006,964) ...........................................................      200,394,263
      SEI Index Funds - S&P 500 Index Portfolio (SEI500lx)
         1,891,075 shares (cost $50,913,658) .............................................................       57,961,448
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         1,596,635 shares (cost $9,021,423) ..............................................................        9,707,543
      Short-Term Investments Trust - Treasury Portfolio - Institutional Class (AIMTreas)
         4,160,006 shares (cost $4,160,006) ..............................................................        4,160,006
      T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
         2,136,462 shares (cost $31,045,917) .............................................................       28,671,326
      Templeton Foreign Fund - Class I (TemForFd)
         4,876,616 shares (cost $50,264,551) .............................................................       48,522,327
                                                                                                              -------------
            Total investments ............................................................................    1,970,261,055
   Accounts receivable ...................................................................................          599,224
                                                                                                              -------------
            Total assets .................................................................................    1,970,860,279
ACCOUNTS PAYABLE .........................................................................................           66,032
                                                                                                              -------------
CONTRACT OWNERS' EQUITY (NOTE 4) .........................................................................  $ 1,970,794,247
                                                                                                              =============

See accompanying notes to financial statements.

                             NACO VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                    TOTAL                           ACTCGRO
                                                       --------------   -------------     -----------     -----------
                                                            1997             1996            1997             1996
                                                       --------------   -------------     -----------     -----------
INVESTMENT ACTIVITY:
Reinvested dividends ...............................   $   21,526,606      18,399,398              -        1,237,485
Mortality and expense charges (note 2) .............       (8,687,459)     (6,124,188)       (597,743)       (773,702)
Administration charge (note 2)
      Tier I .......................................       (3,835,645)     (2,597,055)       (241,160)       (321,103)
      Tier II ......................................       (1,270,800)       (836,073)       (106,219)       (117,371)
      Tier III .....................................         (639,538)       (432,408)        (42,450)        (57,199)
      Tier IV ......................................         (235,537)       (589,120)        (19,525)        (69,950)
      Tier V .......................................         (354,719)             -          (23,235)             -
                                                       --------------   -------------     -----------     -----------
  Net investment activity ..........................        6,502,908       7,820,554      (1,030,332)       (101,840)
Proceeds from mutual fund shares sold ..............      390,188,601     129,158,279      76,437,716      21,718,951
Cost of mutual fund shares sold ....................     (330,761,963)   (119,175,064)    (77,270,118)    (19,610,019)
                                                       --------------   -------------     -----------     -----------
  Realized gain (loss) on investments ..............       59,426,638       9,983,215        (832,402)      2,108,932
Change in unrealized gain (loss) on investments ....      133,294,095      79,007,949      13,050,693      15,963,893
                                                       --------------   -------------     -----------     -----------
  Net gain (loss) on investments ...................      192,720,733      88,991,164      12,218,291      18,072,825
                                                       --------------   -------------     -----------     -----------
Reinvested capital gains ...........................      158,561,197      78,266,596      15,163,270       1,663,504
                                                       --------------   -------------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............      357,784,838     175,078,314      26,351,229      19,634,489
                                                       --------------   -------------     -----------     -----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..................................      428,935,376     318,493,085       9,656,125      16,288,513
Transfers between funds ............................               -               -      (67,825,676)    (26,081,481)
Redemptions ........................................     (222,355,417)    (71,502,064)    (15,764,285)     (8,867,521)
Adjustments to maintain reserves ...................         (104,195)       (127,810)          1,467          (8,235)
                                                       --------------   -------------     -----------     -----------
    Net equity transactions ........................      206,475,764     246,863,211     (73,932,369)    (18,668,724)
Net change in contract owners' equity ..............      564,260,602     421,941,525     (47,581,140)        965,765
Contract owners' equity beginning of period ........    1,406,533,645     984,592,120     150,619,441     149,653,676
                                                       --------------   -------------     -----------     -----------
Contract owners' equity end of period ..............   $1,970,794,247   1,406,533,645     103,038,301     150,619,441
                                                       ==============   =============     ===========     ===========

                                                                  ACTCULTRA                        BDFDAM
                                                       --------------   ------------     -----------     -----------
                                                            1997            1996             1997            1996
                                                       --------------   ------------     -----------     -----------
INVESTMENT ACTIVITY:
Reinvested dividends ...............................   $       83,084             -        1,010,649         983,502
Mortality and expense charges (note 2) .............         (953,698)      (648,777)        (71,217)        (68,410)
Administration charge (note 2)
      Tier I .......................................         (405,576)      (271,468)        (32,333)        (31,741)
      Tier II ......................................         (141,718)       (87,166)        (10,968)         (8,216)
      Tier III .....................................          (62,578)       (43,731)         (5,391)         (4,757)
      Tier IV ......................................          (28,453)       (66,121)         (1,857)         (5,977)
      Tier V .......................................          (45,144)            -           (2,386)             -
                                                       --------------   ------------     -----------     -----------
  Net investment activity ..........................       (1,554,083)    (1,117,263)        886,497         864,401
Proceeds from mutual fund shares sold ..............       30,918,833     10,123,449       6,105,619       3,918,729
Cost of mutual fund shares sold ....................      (20,795,085)    (7,647,599)     (5,779,601)     (4,170,224)
                                                       --------------   ------------     -----------     -----------
  Realized gain (loss) on investments ..............       10,123,748      2,475,850         326,018        (251,495)
Change in unrealized gain (loss) on investments ....      (17,363,508)     5,194,710         (75,230)        120,398
                                                       --------------   ------------     -----------     -----------
  Net gain (loss) on investments ...................       (7,239,760)     7,670,560         250,788        (131,097)
                                                       --------------   ------------     -----------     -----------
Reinvested capital gains ...........................       44,171,059      8,455,551              -               -
                                                       --------------   ------------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............       35,377,216     15,008,848       1,137,285         733,304
                                                       --------------   ------------     -----------     -----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..................................       53,715,959     44,415,944       2,197,440       2,665,962
Transfers between funds ............................        3,392,831       (123,456)       (571,835)     (1,815,612)
Redemptions ........................................      (23,610,763)    (9,988,739)     (1,874,029)     (1,020,041)
Adjustments to maintain reserves ...................          (32,791)         4,505            (934)           (388)
                                                       --------------   ------------     -----------     -----------
    Net equity transactions ........................       33,465,236     34,308,254        (249,358)       (170,079)
Net change in contract owners' equity ..............       68,842,452     49,317,102         887,927         563,225
Contract owners' equity beginning of period ........      149,650,009    100,332,907      13,981,906      13,418,681
                                                       --------------   ------------     -----------     -----------
Contract owners' equity end of period ..............   $  218,492,461    149,650,009      14,869,833      13,981,906
                                                       ==============   ============     ===========     ===========

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       Dry3dCen                        EvincGro
                                                             ------------    ------------    ------------    ------------
                                                                 1997            1996            1997            1996
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends .....................................   $     91,287          58,249         195,572         230,814
Mortality and expense charges (note 2) ...................       (221,903)       (128,394)        (21,028)        (22,935)
Administration charge (note 2)
      Tier I .............................................        (97,392)        (55,900)         (9,235)         (9,315)
      Tier II ............................................        (34,054)        (16,664)         (2,503)         (2,088)
      Tier III ...........................................        (11,626)         (7,707)         (1,203)         (1,899)
      Tier IV ............................................         (7,396)        (13,044)           (764)         (2,724)
      Tier V .............................................         (9,978)             -           (1,117)             -
                                                             ------------    ------------    ------------    ------------
  Net investment activity ................................       (291,062)       (163,460)        159,722         191,853
Proceeds from mutual fund shares sold ....................      4,764,654       2,082,457       1,435,669         812,536
Cost of mutual fund shares sold ..........................     (3,479,290)     (1,902,636)     (1,298,478)       (810,548)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....................      1,285,364         179,821         137,191           1,988
Change in unrealized gain (loss) on investments ..........      5,489,938       1,051,717         361,146         299,106
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments .........................      6,775,302       1,231,538         498,337         301,094
                                                             ------------    ------------    ------------    ------------
Reinvested capital gains .................................      4,107,891       4,062,877         250,452              -
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................     10,592,131       5,130,955         908,511         492,947
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ........................................      9,531,871       4,367,438         219,542         263,265
Transfers between funds ..................................      6,920,263       1,020,985        (890,063)       (690,152)
Redemptions ..............................................     (4,743,489)     (1,289,248)       (615,031)       (236,697)
Adjustments to maintain reserves .........................         (2,888)         (1,444)           (227)            (57)
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................     11,705,757       4,097,731      (1,285,779)       (663,641)
Net change in contract owners' equity ....................     22,297,888       9,228,686        (377,268)       (170,694)
Contract owners' equity beginning of period ..............     30,274,825      21,046,139       4,420,173       4,590,867
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ....................   $ 52,572,713      30,274,825       4,042,905       4,420,173
                                                             ============    ============    ============    ============

                                                                   FedUSGvt                        FidCapInc
                                                         ------------    -------------   -------------   -------------
                                                             1997            1996            1997            1996
                                                         ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .................................   $    209,493          165,458         200,858         254,679
Mortality and expense charges (note 2) ...............        (18,574)         (15,988)        (14,160)        (15,511)
Administration charge (note 2)
      Tier I .........................................         (7,959)          (6,388)         (5,604)         (5,478)
      Tier II ........................................         (2,671)          (1,708)         (1,301)         (1,341)
      Tier III .......................................           (799)            (702)         (1,998)         (2,553)
      Tier IV ........................................           (688)          (2,234)           (614)         (1,397)
      Tier V .........................................         (1,002)              -             (434)             -
                                                         ------------    -------------   -------------   -------------
  Net investment activity ............................        177,800          138,438         176,747         228,399
Proceeds from mutual fund shares sold ................      3,311,692        1,121,910         708,617         402,846
Cost of mutual fund shares sold ......................     (3,290,687)      (1,104,963)       (510,739)       (303,343)
                                                         ------------    -------------   -------------   -------------
  Realized gain (loss) on investments ................         21,005           16,947         197,878          99,503
Change in unrealized gain (loss) on investments ......         34,443          (74,664)         (9,038)        (32,719)
                                                         ------------    -------------   -------------   -------------
  Net gain (loss) on investments .....................         55,448          (57,717)        188,840          66,784
                                                         ------------    -------------   -------------   -------------
Reinvested capital gains .............................             -                -               -               -
                                                         ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...............        233,248           80,721         365,587         295,183
                                                         ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ....................................        845,763          917,785              13              79
Transfers between funds ..............................        373,832          (15,253)       (236,823)       (206,511)
Redemptions ..........................................       (638,843)        (302,046)       (447,420)       (151,301)
Adjustments to maintain reserves .....................           (213)            (236)           (261)           (258)
                                                         ------------    -------------   -------------   -------------
    Net equity transactions ..........................        580,539          600,250        (684,491)       (357,991)
Net change in contract owners' equity ................        813,787          680,971        (318,904)        (62,808)
Contract owners' equity beginning of period ..........      3,483,920        2,802,949       2,976,924       3,039,732
                                                         ------------    -------------   -------------   -------------
Contract owners' equity end of period ................   $  4,297,707        3,483,920       2,658,020       2,976,924
                                                         ============    =============   =============   =============


                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      FidContr                         FidEqInc
                                                             ------------    ------------    ------------    ------------
                                                                 1997            1996            1997            1996
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends .....................................   $  2,195,540       1,729,074       6,194,440       5,475,347
Mortality and expense charges (note 2) ...................     (1,359,850)       (798,784)     (1,565,778)     (1,122,012)
Administration charge (note 2)
      Tier I .............................................       (616,290)       (344,719)       (659,522)       (446,967)
      Tier II ............................................       (203,894)       (114,869)       (215,189)       (139,206)
      Tier III ...........................................        (95,933)        (53,673)       (143,887)        (98,535)
      Tier IV ............................................        (39,669)        (73,089)        (32,619)       (114,864)
      Tier V .............................................        (48,345)             -          (72,789)             -
                                                             ------------    ------------    ------------    ------------
  Net investment activity ................................       (168,441)        343,940       3,504,656       3,553,763
Proceeds from mutual fund shares sold ....................     21,045,430       1,366,015      28,097,646       2,277,100
Cost of mutual fund shares sold ..........................    (13,726,446)     (1,138,648)    (13,468,143)     (1,372,592)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....................      7,318,984         227,367      14,629,503         904,508
Change in unrealized gain (loss) on investments ..........     19,495,166      16,820,570      46,925,897      25,291,931
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments .........................     26,814,150      17,047,937      61,555,400      26,196,439
                                                             ------------    ------------    ------------    ------------
Reinvested capital gains .................................     27,727,162      12,840,593      13,064,496      10,075,492
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................     54,372,871      30,232,470      78,124,552      39,825,694
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ........................................     80,513,062      56,201,369      50,674,836      37,458,833
Transfers between funds ..................................     17,826,645      10,119,538      11,399,955       1,709,515
Redemptions ..............................................    (33,838,679)     (8,109,140)    (39,688,848)     (9,799,106)
Adjustments to maintain reserves .........................        (25,668)        (82,591)         (5,107)        (10,973)
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................     64,475,360      58,129,176      22,380,836      29,358,269
Net change in contract owners' equity ....................    118,848,231      88,361,646     100,505,388      69,183,963
Contract owners' equity beginning of period ..............    202,139,639     113,777,993     252,903,435     183,719,472
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ....................   $320,987,870     202,139,639     353,408,823     252,903,435
                                                             ============    ============    ============    ============

                                                                      FidMgIn                          FidOTC
                                                            ------------    -------------   -------------   -------------
                                                                1997            1996             1997           1996
                                                            ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends ....................................   $  1,505,116        1,231,059              -           23,360
Mortality and expense charges (note 2) ..................       (556,391)        (470,560)       (130,795)        (45,939)
Administration charge (note 2)
      Tier I ............................................       (265,730)        (210,832)        (56,929)        (18,847)
      Tier II ...........................................        (82,339)         (67,570)        (17,458)         (5,450)
      Tier III ..........................................        (40,641)         (30,164)         (8,619)         (2,930)
      Tier IV ...........................................        (14,355)         (40,626)         (3,645)         (5,320)
      Tier V ............................................        (16,376)              -           (6,672)             -
                                                            ------------    -------------   -------------   -------------
  Net investment activity ...............................        529,284          411,307        (224,118)        (55,126)
Proceeds from mutual fund shares sold ...................     12,485,988        9,511,017       7,535,213       5,210,061
Cost of mutual fund shares sold .........................     (9,950,443)      (9,021,392)     (6,716,721)     (4,935,771)
                                                            ------------    -------------   -------------   -------------
  Realized gain (loss) on investments ...................      2,535,545          489,625         818,492         274,290
Change in unrealized gain (loss) on investments .........     15,085,951       (5,107,582)       (488,087)        192,680
                                                            ------------    -------------   -------------   -------------
  Net gain (loss) on investments ........................     17,621,496       (4,617,957)        330,405         466,970
                                                            ------------    -------------   -------------   -------------
Reinvested capital gains ................................      6,362,186       13,496,407       2,202,654       1,432,109
                                                            ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     24,512,966        9,289,757       2,308,941       1,843,953
                                                            ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .......................................     25,481,895       31,416,476      11,403,571       5,657,606
Transfers between funds .................................     (7,601,758)     (21,447,207)      7,515,284       2,619,455
Redemptions .............................................    (13,965,007)      (6,185,751)     (3,842,544)       (953,105)
Adjustments to maintain reserves ........................         (3,444)          (3,719)         (3,592)          2,639
                                                            ------------    -------------   -------------   -------------
    Net equity transactions .............................      3,911,686        3,779,799      15,072,719       7,326,595
Net change in contract owners' equity ...................     28,424,652       13,069,556      17,381,660       9,170,548
Contract owners' equity beginning of period .............     96,022,426       82,952,870      14,122,665       4,952,117
                                                            ------------    -------------   -------------   -------------
Contract owners' equity end of period ...................   $124,447,078       96,022,426      31,504,325      14,122,665
                                                            ============    =============   =============   =============

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       FIDPURTN                        INVCOAM
                                                             ------------    ------------    ------------    ------------
                                                                 1997            1996            1997            1996
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................... $  1,002,542         663,018       1,117,268         858,735
  Mortality and expense charges (note 2) ...................     (137,123)        (92,533)       (310,471)       (201,765)
  Administration charge (note 2)
      Tier I .............................................        (66,667)        (42,011)       (147,489)        (98,152)
      Tier II ............................................        (21,034)        (14,101)        (56,789)        (31,791)
      Tier III ...........................................         (8,864)         (4,836)        (20,464)        (10,503)
      Tier IV ............................................         (3,289)         (8,068)         (5,858)        (14,185)
      Tier V .............................................         (4,128)             -           (8,057)             -
                                                             ------------    ------------    ------------    ------------
  Net investment activity ................................        761,437         501,469         568,140         502,339
  Proceeds from mutual fund shares sold ....................    3,662,742         962,001       4,672,687         675,337
  Cost of mutual fund shares sold ..........................   (2,886,331)       (865,169)     (2,891,566)       (513,445)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....................        776,411          96,832       1,781,121         161,892
  Change in unrealized gain (loss) on investments ..........    2,156,757         169,722       6,778,676       4,136,181
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments .........................      2,933,168         266,554       8,559,797       4,298,073
                                                             ------------    ------------    ------------    ------------
  Reinvested capital gains .................................    1,480,106       1,666,308       6,012,594       1,928,126
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................      5,174,711       2,434,331      15,140,531       6,728,538
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ........................................      8,122,684       7,953,081      14,055,579      10,683,322
  Transfers between funds ..................................      359,606      (1,017,005)      2,266,399         378,502
  Redemptions ..............................................   (3,573,534)       (916,941)     (7,025,850)     (1,818,340)
  Adjustments to maintain reserves .........................         (346)         (2,681)           (636)         (1,655)
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................      4,908,410       6,016,454       9,295,492       9,241,829
Net change in contract owners' equity ....................     10,083,121       8,450,785      24,436,023      15,970,367
Contract owners' equity beginning of period ..............     21,589,381      13,138,596      47,716,024      31,745,657
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ....................   $ 31,672,502      21,589,381      72,152,047      47,716,024
                                                             ============    ============    ============    ============

                                                                          MASFIP                         MFSGROPP
                                                               ------------    -------------   -------------   -------------
                                                                   1997             1996            1997            1996
                                                               ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................................   $  138,468           80,179              -               -
  Mortality and expense charges (note 2) .....................      (10,147)          (5,596)        (81,246)        (74,504)
  Administration charge (note 2)
      Tier I ...............................................         (5,562)          (2,333)        (36,299)        (32,153)
      Tier II ..............................................         (1,154)            (809)        (11,776)         (9,036)
      Tier III .............................................           (317)            (322)         (6,917)         (7,134)
      Tier IV ..............................................           (281)            (582)         (2,083)         (6,237)
      Tier V ...............................................           (387)              -           (2,838)             -
                                                               ------------    -------------   -------------   -------------
  Net investment activity ..................................        120,620           70,537        (141,159)       (129,064)
  Proceeds from mutual fund shares sold ......................    1,286,155          507,874       2,859,690       1,150,785
  Cost of mutual fund shares sold ............................   (1,260,770)        (513,015)     (2,016,264)       (948,141)
                                                               ------------    -------------   -------------   -------------
  Realized gain (loss) on investments ......................         25,385           (5,141)        843,426         202,644
  Change in unrealized gain (loss) on investments ............       (5,429)             991         547,661         996,452
                                                               ------------    -------------   -------------   -------------
  Net gain (loss) on investments ...........................         19,956           (4,150)      1,391,087       1,199,096
                                                               ------------    -------------   -------------   -------------
  Reinvested capital gains ...................................       35,341           15,684       1,975,637       1,657,280
                                                               ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................        175,917           82,071       3,225,565       2,727,312
                                                               ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ..........................................        796,916          757,253         289,620         323,809
  Transfers between funds ....................................      552,003          238,058        (778,278)       (372,651)
  Redemptions ................................................     (388,815)         (51,714)     (2,103,012)       (840,556)
  Adjustments to maintain reserves ...........................          122              (20)        (13,012)        (10,408)
                                                               ------------    -------------   -------------   -------------
    Net equity transactions ................................        960,226          943,577      (2,604,682)       (899,806)
Net change in contract owners' equity ......................      1,136,143        1,025,648         620,883       1,827,506
Contract owners' equity beginning of period ................      1,559,535          533,887      15,338,362      13,510,856
                                                               ------------    -------------   -------------   -------------
Contract owners' equity end of period ......................   $  2,695,678        1,559,535      15,959,245      15,338,362
                                                               ============    =============   =============   =============

                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       MFSHIINC                        MFSGRSTK
                                                             ------------    -------------   -------------   -------------
                                                                 1997            1996             1997           1996
                                                             ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................... $  1,110,356         889,431           5,750              -
  Mortality and expense charges (note 2) ...................      (64,630)        (52,543)        (60,114)        (48,355)
  Administration charge (note 2)
      Tier I ...............................................      (27,160)        (22,596)        (25,523)        (19,892)
      Tier II ..............................................       (8,510)         (5,087)         (8,400)         (5,932)
      Tier III .............................................       (4,958)         (3,885)         (5,187)         (3,649)
      Tier IV ..............................................       (1,712)         (5,842)         (1,546)         (5,102)
      Tier V ...............................................       (3,381)             -           (2,624)             -
                                                             ------------    ------------    ------------    ------------
   Net investment activity .................................    1,000,005         799,478         (97,644)        (82,930)
  Proceeds from mutual fund shares sold ....................   11,436,316       4,588,314       4,936,847       1,966,038
  Cost of mutual fund shares sold ..........................  (10,796,798)     (4,584,436)     (4,951,950)     (1,887,331)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ......................      639,518           3,878         (15,103)         78,707
  Change in unrealized gain (loss) on investments ..........     (181,828)        309,388       2,506,771        (849,763)
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...........................      457,690         313,266       2,491,668        (771,056)
                                                             ------------    ------------    ------------    ------------
  Reinvested capital gains .................................           -               -        1,959,714       2,673,340
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................    1,457,695       1,112,744       4,353,738       1,819,354
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ..........................................    2,868,284       1,750,588       1,918,046       1,557,760
  Transfers between funds ..................................      346,011        (516,810)     (3,240,441)        525,257
  Redemptions ..............................................   (1,335,492)       (693,668)     (1,447,659)       (513,838)
  Adjustments to maintain reserves .........................        1,475          (1,252)          1,016            (695)
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ................................    1,880,278         538,858      (2,769,038)      1,568,484
  Net change in contract owners' equity ....................    3,337,973       1,651,602       1,584,700       3,387,838
  Contract owners' equity beginning of period ..............   11,049,325       9,397,723      11,230,813       7,842,975
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ...................... $ 14,387,298      11,049,325      12,815,513      11,230,813
                                                             ============    ============    ============    ============

                                                                    NWFUND                          NWGROFD
                                                         ------------    -------------   -------------   -------------
                                                             1997             1996            1997           1996
                                                         ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................. $    858,226          665,218          60,952          73,925
  Mortality and expense charges (note 2) ...............     (330,998)        (197,452)        (38,660)        (34,864)
  Administration charge (note 2)
      Tier I ...........................................     (148,673)         (83,411)        (17,881)        (14,949)
      Tier II ..........................................      (47,277)         (30,586)         (6,779)         (6,067)
      Tier III .........................................      (25,296)         (11,762)         (2,338)         (1,259)
      Tier IV ..........................................       (9,148)         (18,775)           (622)         (3,428)
      Tier V ...........................................      (12,503)              -           (1,460)             -
                                                         ------------    -------------   -------------   -------------
    Net investment activity ............................      284,331          323,232          (6,788)         13,358
  Proceeds from mutual fund shares sold ................    6,266,837        2,896,804       1,515,017         589,678
  Cost of mutual fund shares sold ......................   (3,680,205)      (2,273,962)       (992,381)       (443,098)
                                                         ------------    -------------   -------------   -------------
    Realized gain (loss) on investments ................    2,586,632          622,842         522,636         146,580
  Change in unrealized gain (loss) on investments ......   13,332,389        4,317,064         283,755         350,942
                                                         ------------    -------------   -------------   -------------
    Net gain (loss) on investments .....................   15,919,021        4,939,906         806,391         497,522
                                                         ------------    -------------   -------------   -------------
  Reinvested capital gains .............................    4,357,194        2,639,185         928,742         474,821
                                                         ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................   20,560,546        7,902,323       1,728,345         985,701
                                                         ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................   17,504,981        5,816,573         423,584         540,709
  Transfers between funds ..............................   15,259,707         (221,892)       (580,789)       (505,058)
  Redemptions ..........................................   (8,674,178)      (2,632,012)     (1,098,214)       (251,120)
  Adjustments to maintain reserves .....................       (2,327)          (1,901)            (35)           (308)
                                                         ------------    -------------   -------------   -------------
    Net equity transactions ............................   24,088,183        2,960,768      (1,255,454)       (215,777)
  Net change in contract owners' equity ................   44,648,729       10,863,091         472,891         769,924
  Contract owners' equity beginning of period ..........   44,457,575       33,594,484       7,196,235       6,426,311
                                                         ------------    -------------   -------------   -------------
  Contract owners' equity end of period ................ $ 89,106,304       44,457,575       7,669,126       7,196,235
                                                         ============    =============   =============   =============

                             NACO VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       NWMYMKT                         NBGUARD
                                                             ------------    ------------    ------------    ------------
                                                                 1997            1996            1997            1996
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends .....................................   $  2,538,526       2,149,385         219,518         196,669
Mortality and expense charges (note 2) ...................       (254,376)       (232,068)       (170,400)        (83,256)
Administration charge (note 2)
      Tier I .............................................        (95,174)        (78,586)        (72,318)        (33,390)
      Tier II ............................................        (27,102)        (26,094)        (24,787)        (11,620)
      Tier III ...........................................        (17,915)        (14,966)        (10,868)         (5,748)
      Tier IV ............................................        (10,690)        (34,876)         (4,336)         (8,820)
      Tier V .............................................        (17,451)             -           (9,033)             -
                                                             ------------    ------------    ------------    ------------
  Net investment activity ................................      2,115,818       1,762,795         (72,224)         53,835
Proceeds from mutual fund shares sold ....................     65,472,045      36,057,505       4,722,451       1,397,739
Cost of mutual fund shares sold ..........................    (65,472,045)    (36,057,505)     (3,617,011)     (1,206,162)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....................             -               -        1,105,440         191,577
Change in unrealized gain (loss) on investments ..........             -               -       (1,847,382)      1,430,910
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments .........................             -               -         (741,942)      1,622,487
                                                             ------------    ------------    ------------    ------------
Reinvested capital gains .................................             -               -        5,284,078       1,002,975
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................      2,115,818       1,762,795       4,469,912       2,679,297
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ........................................     10,477,258       5,939,190      14,909,263      10,662,720
Transfers between funds ..................................    (10,384,252)      6,268,382       3,648,156        (308,504)
Redemptions ..............................................     (8,399,390)     (6,040,030)     (4,870,821)     (1,054,373)
Adjustments to maintain reserves .........................           (686)         (3,204)         (7,439)           (951)
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................     (8,307,070)      6,164,338      13,679,159       9,298,892
Net change in contract owners' equity ....................     (6,191,252)      7,927,133      18,149,071      11,978,189
Contract owners' equity beginning of period ..............     50,815,017      42,887,884      21,909,962       9,931,773
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ....................   $ 44,623,765      50,815,017      40,059,033      21,909,962
                                                             ============    ============    ============    ============

                                                                  PUTINVFD                        PUTVOYFD
                                                        ------------    -------------   -------------   -------------
                                                            1997            1996            1997             1996
                                                        ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................   $    201,337          183,827              -               -
Mortality and expense charges (note 2) ..............       (245,470)        (156,121)       (845,606)       (550,692)
Administration charge (note 2)
      Tier I ........................................       (128,526)         (80,822)       (392,409)       (249,007)
      Tier II .......................................        (26,541)         (17,637)       (122,438)        (74,066)
      Tier III ......................................        (18,768)          (8,805)        (56,223)        (37,901)
      Tier IV .......................................         (4,493)         (11,839)        (24,210)        (47,307)
      Tier V ........................................         (8,093)              -          (30,696)             -
                                                        ------------    -------------   -------------   -------------
  Net investment activity ...........................       (230,554)         (91,397)     (1,471,582)       (958,973)
Proceeds from mutual fund shares sold ...............      7,194,124        1,318,475      13,936,317       1,631,415
Cost of mutual fund shares sold .....................     (5,511,306)      (1,244,147)     (7,581,337)       (906,797)
                                                        ------------    -------------   -------------   -------------
  Realized gain (loss) on investments ...............      1,682,818           74,328       6,354,980         724,618
Change in unrealized gain (loss) on investments .....      7,106,597        1,609,874      21,628,132       1,835,298
                                                        ------------    -------------   -------------   -------------
  Net gain (loss) on investments ....................      8,789,415        1,684,202      27,983,112       2,559,916
                                                        ------------    -------------   -------------   -------------
Reinvested capital gains ............................      5,186,816        3,982,924      11,805,197       8,602,740
                                                        ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............     13,745,677        5,575,729      38,316,727      10,203,683
                                                        ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................      9,952,027        5,272,327      49,543,414      40,603,066
Transfers between funds .............................      6,647,199          928,922      (5,787,505)     17,094,396
Redemptions .........................................     (6,224,509)      (1,529,851)    (18,823,850)     (5,623,714)
Adjustments to maintain reserves ....................           (299)            (656)         (3,442)           (728)
                                                        ------------    -------------   -------------   -------------
    Net equity transactions .........................     10,374,418        4,670,742      24,928,617      52,073,020
Net change in contract owners' equity ...............     24,120,095       10,246,471      63,245,344      62,276,703
Contract owners' equity beginning of period .........     35,803,162       25,556,691     137,145,381      74,868,678
                                                        ------------    -------------   -------------   -------------
Contract owners' equity end of period ...............   $ 59,923,257       35,803,162     200,390,725     137,145,381
                                                        ============    =============   =============   =============


                                                                     (Continued)

                             NACO VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       SEI500IX                       SELGROFD
                                                             ------------    ------------    ------------    ------------
                                                                 1997            1996            1997            1996
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends .....................................   $    496,400          28,314              -               -
Mortality and expense charges (note 2) ...................       (180,116)        (13,423)        (47,926)        (35,287)
Administration charge (note 2)
      Tier I .............................................        (81,570)         (5,772)        (22,236)        (15,080)
      Tier II ............................................        (23,893)         (1,822)         (5,696)         (3,364)
      Tier III ...........................................        (14,809)           (960)         (2,991)         (2,768)
      Tier IV ............................................         (4,741)         (1,252)         (1,383)         (3,885)
      Tier V .............................................         (6,925)             -           (2,297)             -
                                                             ------------    ------------    ------------    ------------
  Net investment activity ................................        184,346           5,085         (82,529)        (60,384)
Proceeds from mutual fund shares sold ....................      6,510,687       1,226,914       2,225,057         665,681
Cost of mutual fund shares sold ..........................     (4,821,399)     (1,131,438)     (1,924,254)       (685,474)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....................      1,689,288          95,476         300,803         (19,793)
Change in unrealized gain (loss) on investments ..........      6,582,190         465,601         129,162         689,754
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments .........................      8,271,478         561,077         429,965         669,961
                                                             ------------    ------------    ------------    ------------
Reinvested capital gains .................................        382,784         131,859       1,117,389         620,965
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................      8,838,608         698,021       1,464,825       1,230,542
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ........................................     25,239,383       4,620,835       1,994,573       1,441,227
Transfers between funds ..................................     21,078,872       5,546,852        (842,537)        573,792
Redemptions ..............................................     (7,775,480)       (282,950)     (1,342,748)       (322,865)
Adjustments to maintain reserves .........................         (8,585)           (522)           (659)            157
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................     38,534,190       9,884,215        (191,371)      1,692,311
Net change in contract owners' equity ....................     47,372,798      10,582,236       1,273,454       2,922,853
Contract owners' equity beginning of period ..............     10,582,236              -        8,433,505       5,510,652
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ....................   $ 57,955,034      10,582,236       9,706,959       8,433,505
                                                             ============    ============    ============    ============

                                                                 AIMTREAS                        TRINTSTK
                                                       ------------    -------------   -------------   -------------
                                                           1997            1996            1997             1996
                                                       ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends ...............................   $    217,515          115,635         404,000         318,699
Mortality and expense charges (note 2) .............        (20,246)         (11,332)       (150,968)        (95,586)
Administration charge (note 2)
      Tier I .......................................         (6,730)          (4,804)        (63,120)        (36,081)
      Tier II ......................................         (1,889)            (728)        (21,402)        (13,753)
      Tier III .....................................         (1,303)          (1,360)        (11,121)         (5,859)
      Tier IV ......................................         (2,261)          (1,127)         (3,996)        (11,415)
      Tier V .......................................           (776)              -           (7,667)             -
                                                       ------------    -------------   -------------   -------------
  Net investment activity ..........................        184,310           96,284         145,726         156,005
Proceeds from mutual fund shares sold ..............     22,350,432        4,232,659      29,556,434       6,973,759
Cost of mutual fund shares sold ....................    (22,350,432)      (4,232,659)    (26,380,399)     (5,889,819)
                                                       ------------    -------------   -------------   -------------
  Realized gain (loss) on investments ..............             -                -        3,176,035       1,083,940
Change in unrealized gain (loss) on investments ....             -                -       (3,819,017)        922,999
                                                       ------------    -------------   -------------   -------------
  Net gain (loss) on investments ...................             -                -         (642,982)      2,006,939
                                                       ------------    -------------   -------------   -------------
Reinvested capital gains ...........................             -                -        1,111,001         354,110
                                                       ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............        184,310           96,284         613,745       2,517,054
                                                       ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..................................        976,012          820,514      10,320,079       9,239,961
Transfers between funds ............................      1,160,637          260,363      (2,910,875)      3,932,941
Redemptions ........................................       (847,759)        (197,508)     (4,778,319)       (946,866)
Adjustments to maintain reserves ...................          2,892             (255)          3,678           1,803
                                                       ------------    -------------   -------------   -------------
    Net equity transactions ........................      1,291,782          883,114       2,634,563      12,227,839
Net change in contract owners' equity ..............      1,476,092          979,398       3,248,308      14,744,893
Contract owners' equity beginning of period ........      2,686,515        1,707,117      25,426,682      10,681,789
                                                       ------------    -------------   -------------   -------------
Contract owners' equity end of period ..............   $  4,162,607        2,686,515      28,674,990      25,426,682
                                                       ============    =============   =============   =============

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       TemForFd
                                                             ------------    ------------
                                                                 1997            1996
                                                             ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................................   $  1,469,709         787,336
  Mortality and expense charges (note 2) .................       (227,825)       (127,799)
  Administration charge (note 2)
      Tier I .............................................       (100,578)        (55,258)
      Tier II ............................................        (37,019)        (21,931)
      Tier III ...........................................        (16,074)         (6,841)
      Tier IV ............................................         (5,303)        (11,034)
      Tier V .............................................         (8,925)             -
                                                             ------------    ------------
    Net investment activity ..............................      1,073,985         564,473
  Proceeds from mutual fund shares sold ..................      8,737,686       3,772,230
  Cost of mutual fund shares sold ........................     (7,341,764)     (3,774,731)
                                                             ------------    ------------
    Realized gain (loss) on investments ..................      1,395,922          (2,501)
  Change in unrealized gain (loss) on investments ........     (4,411,710)      2,902,496
                                                             ------------    ------------
    Net gain (loss) on investments .......................     (3,015,788)      2,899,995
                                                             ------------    ------------
  Reinvested capital gains ...............................      3,875,434         489,746
                                                             ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................      1,933,631       3,954,214
                                                             ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................................     15,303,596      10,856,880
  Transfers between funds ................................      2,903,432       2,104,634
  Redemptions ............................................     (4,616,849)       (883,023)
  Adjustments to maintain reserves .......................         (2,254)         (3,777)
                                                             ------------    ------------
    Net equity transactions ..............................     13,587,925      12,074,714
NET CHANGE IN CONTRACT OWNERS' EQUITY ....................     15,521,556      16,028,928
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..............     32,998,572      16,969,644
                                                             ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....................   $ 48,520,128      32,998,572
                                                             ============    ============


See accompanying notes to financial statements.

                              NACo VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         NACo Variable Account (NACoVA) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on September 7, 1988, and has been registered as a unit investment trust under the Investment Company Act of 1940. The NACoVA was introduced for exclusive use by Member Counties for deferred compensation Plans adopted under the National Association of Counties
         (NACo) Program.

         The Company offers group flexible fund retirement contracts through the NACoVA. The primary distribution for the contracts is through an affiliated sales organization.

     (b) The Contracts

         The Group Flexible Retirement Contracts (the Contract) are offered for purchase in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. Participants in the contracts may invest in any of the following fund sub-accounts:

            American Century: Twentieth Century Growth Fund (ACTCGro)

            American Century: Twentieth Century Ultra Fund (ACTCUltra)

            The Bond Fund of America(SM), Inc. (BdFdAm)
             (only available for certain contracts issued beginning January 1, 1994)

            The Dreyfus Third Century Fund, Inc. (Dry3dCen)

            Evergreen Income and Growth Fund - Class Y (EvIncGro) (formerly
             The Evergreen Total Return Fund - Class Y) (not available for contracts issued on or after October 1, 1993)

            Federated U.S. Government Securities Fund: 2-5 Years - Institutional
             Shares (FedUSGvt)

            Fidelity Capital & Income Fund (FidCapInc)
             (not available for contracts issued on or after January 1, 1987)

            Fidelity Contrafund (FidContr)

            Fidelity Equity-Income Fund (FidEqInc)

            Fidelity Magellan(R) Fund (FidMgln)

            Fidelity OTC Portfolio (FidOTC)

            Fidelity Puritan(R) Fund (FidPurtn)

            The Investment Company of America(R) (InvCoAm)
             (only available for certain contracts issued beginning
             July 1, 1994)

            MAS Funds - Fixed Income Portfolio (MASFIP)

            MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp) (not
             available for contracts issued on or after October 1, 1993)

            MFS(R) High Income Fund - Class A (MFSHiInc)

            Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

            Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

            Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor) (not available for contracts issued on or after October 1, 1993)

            Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

            Neuberger & Berman Guardian Fund (NBGuard)

            Putnam Investors Fund - Class A (PutInvFd)

            Putnam Voyager Fund - Class A (PutVoyFd)

            SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)

            Seligman Growth Fund, Inc. - Class A (SelGroFd)

            Short-Term Investments Trust - Treasury Portfolio - Institutional
             Class (AIMTreas)

            T. Rowe Price International Funds, Inc. - International
             Stock Fund(R) (TRIntStk)

            Templeton Foreign Fund - Class I (TemForFd)

         All of the above funds were being utilized as of December 31, 1997.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the NACoVA form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The assets in this account are held pursuant to contracts with entities which are exempt from federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current year presentation.

(2)  EXPENSES

     No deduction for a sales charge is made from the purchase payments for these contracts. However, if an owner terminates the contract and directs the Company to withdraw all or part of the contract value held in the Account for less than sixteen (16) years, the Company will, with certain exceptions, assess a contingent deferred sales charge by deducting an amount from each participant's account. This charge will be equal to not more than 4% in the first year, declining to 1% in the fifteenth year, of the lesser of all purchase payments made on behalf of a participant prior to the date of withdrawal, or the amount withdrawn. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge which are assessed through the daily unit value calculation. The morality risk charge and the expense risk charge are equal to an annual rate of 0.10% and 0.40% respectively; and the administration charge prior to May 1, 1996 was 0.45%. Beginning May 1, 1996, the administration charge is based upon the aggregate balance of assets held under the Contract by each Member County, as follows:

            Expense                                 Administration
             Tier          Assets (Millions)            Charge
              I                Up to $10                 .45%
              II            Over $10 to $25              .40%
              III           Over $25 to $50              .30%
              IV            Over $50 to $150             .20%
              V               Over $150                  .15%

     The administration charge is determined using the December 31 asset balance and is effective at the next expense tier on the following May 1.

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997.

                                                                                                              ANNUAL
     TIER I (DECEMBER 31, 1995, SEE NOTE 2)                  UNITS         UNIT VALUE                         RETURN
     --------------------------------------                ----------      ----------                         ------
        American Century: Twentieth Century
          Growth Fund ..................................    7,567,678      $ 5.842997      $  44,217,920        28%
        American Century: Twentieth Century
          Ultra Fund ...................................   58,270,626        1.737833        101,264,617        22%
        The Bond Fund of America(SM), Inc. .............    3,075,422        2.332586          7,173,686         8%
        The Dreyfus Third Century Fund, Inc. ...........    7,094,050        3.532278         25,058,157        28%
        Evergreen Income and Growth Fund -
          Class Y ......................................      776,076        2.422617          1,880,135        24%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares .............    1,452,934        1.301886          1,891,554         6%
        Fidelity Capital & Income Fund .................      232,885        4.654233          1,083,901        14%
        Fidelity Contrafund ............................   82,151,064        1.935931        159,038,791        22%
        Fidelity Equity-Income Fund ....................   23,161,038        6.900916        159,832,378        29%
        Fidelity Magellan(R) Fund ......................   35,656,191        1.804998         64,359,353        25%
        Fidelity OTC Portfolio .........................    8,056,286        1.829868         14,741,940         9%
        Fidelity Puritan(R) Fund .......................   10,750,214        1.596539         17,163,136        21%
        The Investment Company of America(R) ...........   16,333,170        2.277283         37,195,250        29%
        MAS Funds - Fixed Income Portfolio .............    1,169,738        1.335173          1,561,803         9%
        MFS(R) Growth Opportunities Fund -
          Class A ......................................      834,685        9.012670          7,522,740        22%
        MFS(R) High Income Fund - Class A ..............    1,054,064        6.168371          6,501,858        12%
        Massachusetts Investors Growth
          Stock Fund - Class A .........................      364,302       15.968069          5,817,199        47%
        Nationwide(R) Fund .............................    2,097,021       20.697282         43,402,635        38%
        Nationwide(R) Growth Fund ......................      959,417        3.854877          3,698,435        25%
        Nationwide(R) Money Market Fund ................    5,808,984        3.003821         17,449,148         4%
        Neuberger & Berman Guardian Fund ...............   10,840,792        1.706116         18,495,649        17%
        Putnam Investors Fund - Class A ................    1,862,211       18.110411         33,725,407        33%
        Putnam Voyager Fund - Class A ..................   26,549,651        3.837109        101,873,905        25%
        SEI Index Funds - S&P 500 Index Portfolio ......   19,127,252        1.501834         28,725,957        32%
        Seligman Growth Fund, Inc. - Class A. ..........      384,411       12.541848          4,821,224        17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class .....    1,270,880        1.222017          1,553,037         5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ..................   10,712,801        1.198954         12,844,156         2%
        Templeton Foreign Fund - Class I ...............   18,596,589        1.284158         23,880,959         6%
                                                           ==========       =========        -----------
          Sub-Total Tier I (December 31, 1995) .........                                   $ 946,774,930
                                                                                             ===========

                                                                     (Continued)

                                                                                                               ANNUAL
     TIER II (DECEMBER 31, 1995, SEE NOTE 2)                  UNITS        UNIT VALUE                          RETURN
     ---------------------------------------               -----------     -----------                         ------
        American Century: Twentieth Century
          Growth Fund ..................................    2,972,496      $  5.847874      $  17,382,782        28%
        American Century: Twentieth Century
          Ultra Fund ...................................   17,512,296         1.739283         30,458,839        22%
        The Bond Fund of America(SM), Inc. .............      838,935         2.334569          1,958,552         8%
        The Dreyfus Third Century Fund, Inc. ...........    2,141,147         3.535226          7,569,439        28%
        Evergreen Income and Growth Fund -
          Class Y ......................................      164,209         2.424638            398,147        24%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares .............      485,556         1.302984            632,672         6%
        Fidelity Capital & Income Fund .................       50,755         4.658156            236,425        14%
        Fidelity Contrafund ............................   23,258,606         1.937547         45,064,642        22%
        Fidelity Equity-Income Fund ....................    6,412,368         6.906673         44,288,129        29%
        Fidelity Magellan(R) Fund ......................    9,967,418         1.806504         18,006,180        25%
        Fidelity OTC Portfolio .........................    2,364,115         1.831396          4,329,631         9%
        Fidelity Puritan(R) Fund .......................    2,540,462         1.597871          4,059,331        21%
        The Investment Company of America(R) ...........    5,422,918         2.279183         12,359,823        29%
        MAS Funds - Fixed Income Portfolio .............      274,281         1.336288            366,518         9%
        MFS(R) Growth Opportunities Fund -
          Class A ......................................      235,276         9.020195          2,122,235        22%
        MFS(R) High Income Fund - Class A ..............      244,788         6.173570          1,511,216        12%
        Massachusetts Investors Growth
          Stock Fund - Class A .........................      111,799        15.981395          1,786,704        47%
        Nationwide(R) Fund .............................      592,502        20.714549         12,273,412        38%
        Nationwide(R) Growth Fund ......................      360,606         3.858094          1,391,252        25%
        Nationwide(R) Money Market Fund ................    1,760,454         3.006353          5,292,546         4%
        Neuberger & Berman Guardian Fund ...............    3,222,201         1.707540          5,502,037        17%
        Putnam Investors Fund - Class A ................      329,877        18.125525          5,979,194        33%
        Putnam Voyager Fund - Class A ..................    7,200,296         3.840312         27,651,383        25%
        SEI Index Funds - S&P 500 Index Portfolio ......    5,223,019         1.503085          7,850,642        32%
        Seligman Growth Fund, Inc. - Class A. ..........       80,990        12.552317          1,016,612        17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class .....      203,199         1.223047            248,522         5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ..................    3,056,840         1.199955          3,668,070         2%
        Templeton Foreign Fund - Class I ...............    5,823,447         1.285230          7,484,469         6%
                                                           ==========        =========        -----------
          Sub-Total Tier II (December 31, 1995) ........                                    $ 270,889,404
                                                                                              ===========

                                                                                                        ANNUAL
     TIER II (DECEMBER 31, 1996, SEE NOTE 2)                  UNITS       UNIT VALUE                    RETURN
     --------------------------------------                ----------     ----------                    ------
        American Century: Twentieth Century
          Growth Fund ...................................   1,115,895     $5.844955    $ 6,522,356        28%
        American Century: Twentieth Century
          Ultra Fund ....................................   6,429,806      1.738415     11,177,671        22%
        The Bond Fund of America(SM), Inc. ..............     463,715      2.333393      1,082,029         8%
        The Dreyfus Third Century Fund, Inc. ............     828,576      3.533462      2,927,742        28%
        Evergreen Income and Growth Fund -
          Class Y .......................................     104,407      2.423429        253,023        24%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares ..............     153,705      1.302328        200,174         6%
        Fidelity Capital & Income Fund ..................      22,125      4.655810        103,010        14%
        Fidelity Contrafund .............................   8,810,458      1.936580     17,062,157        22%
        Fidelity Equity-Income Fund .....................   2,726,805      6.903229     18,823,759        29%
        Fidelity Magellan(R) Fund .......................   3,146,118      1.805603      5,680,640        25%
        Fidelity OTC Portfolio ..........................     750,546      1.830482      1,373,861         9%
        Fidelity Puritan(R) Fund ........................   1,227,566      1.597074      1,960,514        21%
        The Investment Company of America(R) ............   1,973,413      2.278047      4,495,528        29%
        MAS Funds - Fixed Income Portfolio ..............      39,766      1.335621         53,112         9%
        MFS(R) Growth Opportunities Fund -
          Class A .......................................     106,751      9.015691        962,434        22%
        MFS(R) High Income Fund - Class A ...............     148,670      6.170461        917,362        12%
        Massachusetts Investors Growth
          Stock Fund - Class A ..........................      38,917     15.973419        621,638        47%
        Nationwide(R) Fund ..............................     180,761     20.704221      3,742,516        38%
        Nationwide(R) Growth Fund .......................     106,963      3.856169        412,467        25%
        Nationwide(R) Money Market Fund .................     472,514      3.004839      1,419,828         4%
        Neuberger & Berman Guardian Fund ................   1,051,558      1.706688      1,794,681        17%
        Putnam Investors Fund - Class A .................     157,603     18.116482      2,855,212        33%
        Putnam Voyager Fund - Class A ...................   2,560,666      3.838394      9,828,845        25%
        SEI Index Funds - S&P 500 Index Portfolio .......   1,203,420      1.502337      1,807,942        32%
        Seligman Growth Fund, Inc. - Class A. ...........      42,594     12.546053        534,387        17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class ......     156,120      1.222431        190,846         5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ...................   1,203,031      1.199356      1,442,862         2%
        Templeton Foreign Fund - Class I ................   1,891,595      1.284589      2,429,922         6%
                                                            =========      ========   ------------
          Sub-Total Tier II (December 31, 1996) .........                             $100,676,518
                                                                                      ============

                                                                     (Continued)

                                                                                                      ANNUAL
     TIER III (DECEMBER 31, 1995, SEE NOTE 2)                 UNITS      UNIT VALUE                   RETURN
     ---------------------------------------               ----------    ----------                   ------
        American Century: Twentieth Century
          Growth Fund ..................................    1,491,035    $ 5.857641    $  8,733,948     28%
        American Century: Twentieth Century
          Ultra Fund ...................................    9,471,388      1.742188      16,500,939     22%
        The Bond Fund of America(SM), Inc. .............      597,695      2.338535       1,397,731      8%
        The Dreyfus Third Century Fund, Inc. ...........      917,688      3.541129       3,249,652     28%
        Evergreen Income and Growth Fund -
          Class Y ......................................      130,014      2.428687         315,763     25%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares .............      241,356      1.305179         315,013      6%
        Fidelity Capital & Income Fund .................      120,784      4.666006         563,579     14%
        Fidelity Contrafund ............................   12,620,829      1.940782      24,494,278     22%
        Fidelity Equity-Income Fund ....................    5,904,892      6.918202      40,851,236     29%
        Fidelity Magellan(R) Fund ......................    5,726,530      1.809520      10,362,271     26%
        Fidelity OTC Portfolio .........................    1,302,436      1.834455       2,389,260      9%
        Fidelity Puritan(R) Fund .......................    1,283,945      1.600539       2,055,004     21%
        The Investment Company of America(R) ...........    2,356,594      2.282988       5,380,076     29%
        MAS Funds - Fixed Income Portfolio .............       94,434      1.338520         126,402      9%
        MFS(R) Growth Opportunities Fund -
          Class A ......................................      197,549      9.035263       1,784,907     22%
        MFS(R) High Income Fund - Class A ..............      233,869      6.183974       1,446,240     12%
        Massachusetts Investors Growth
          Stock Fund - Class A .........................       78,577     16.008079       1,257,867     47%
        Nationwide(R) Fund .............................      355,149     20.749126       7,369,031     39%
        Nationwide(R) Growth Fund ......................       89,839      3.864536         347,186     25%
        Nationwide(R) Money Market Fund ................    1,219,186      3.011419       3,671,480      4%
        Neuberger & Berman Guardian Fund ...............    1,596,621      1.710392       2,730,848     17%
        Putnam Investors Fund - Class A ................      233,708     18.155790       4,243,153     33%
        Putnam Voyager Fund - Class A ..................    3,817,279      3.846728      14,684,034     25%
        SEI Index Funds - S&P 500 Index Portfolio ......    3,491,065      1.505589       5,256,109     32%
        Seligman Growth Fund, Inc. - Class A. ..........       61,083     12.573280         768,014     17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class .....      331,148      1.225108         405,692      5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ..................    1,722,849      1.201960       2,070,796      2%
        Templeton Foreign Fund - Class I ...............    2,363,601      1.287377       3,042,846      6%
                                                           ==========     =========    ------------
          Sub-Total Tier III (December 31, 1995) .......                               $165,813,355
                                                                                       ============

                                                                                                         ANNUAL
     TIER III (DECEMBER 31, 1996, SEE NOTE 2)                 UNITS      UNIT VALUE                      RETURN
     ---------------------------------------                ---------    ----------                      ------
        American Century: Twentieth Century
          Growth Fund ...................................     674,415    $ 5.851796     $  3,946,539       28%
        American Century: Twentieth Century
          Ultra Fund ....................................   4,660,957      1.740450        8,112,163       22%
        The Bond Fund of America(SM), Inc. ..............     219,702      2.336182          513,264        8%
        The Dreyfus Third Century Fund, Inc. ............     406,041      3.537596        1,436,409       28%
        Evergreen Income and Growth Fund -
          Class Y .......................................      25,537      2.426264           61,960       25%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares ..............      61,181      1.303866           79,772        6%
        Fidelity Capital & Income Fund ..................      14,865      4.661311           69,290       14%
        Fidelity Contrafund .............................   6,956,699      1.938846       13,487,968       22%
        Fidelity Equity-Income Fund .....................   2,138,680      6.911304       14,781,068       29%
        Fidelity Magellan(R) Fund .......................   2,856,554      1.807715        5,163,836       26%
        Fidelity OTC Portfolio ..........................     658,565      1.832624        1,206,902        9%
        Fidelity Puritan(R) Fund ........................     860,797      1.598943        1,376,365       21%
        The Investment Company of America(R) ............   1,183,576      2.280712        2,699,396       29%
        MAS Funds - Fixed Income Portfolio ..............       8,001      1.337185           10,699        9%
        MFS(R) Growth Opportunities Fund -
          Class A .......................................      63,570      9.026243          573,798       22%
        MFS(R) High Income Fund - Class A ...............      67,909      6.177751          419,525       12%
        Massachusetts Investors Growth
          Stock Fund - Class A ..........................      39,760     15.992105          635,846       47%
        Nationwide(R) Fund ..............................     193,920     20.728440        4,019,659       39%
        Nationwide(R) Growth Fund .......................     119,317      3.860681          460,645       25%
        Nationwide(R) Money Market Fund .................     683,175      3.008389        2,055,256        4%
        Neuberger & Berman Guardian Fund ................     826,685      1.708685        1,412,544       17%
        Putnam Investors Fund - Class A .................     183,147     18.137679        3,321,861       33%
        Putnam Voyager Fund - Class A ...................   1,982,897      3.842887        7,620,049       25%
        SEI Index Funds - S&P 500 Index Portfolio .......   1,782,753      1.504092        2,681,425       32%
        Seligman Growth Fund, Inc. - Class A. ...........      23,580     12.560735          296,182       17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class ......      28,293      1.223875           34,627        5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ...................   1,125,641      1.200760        1,351,625        2%
        Templeton Foreign Fund - Class I ................   1,989,093      1.286093        2,558,159        6%
                                                            =========     =========     ------------
          Sub-Total Tier III (December 31, 1996) ........                               $ 80,386,832
                                                                                        ============


                                                                     (Continued)

                                                                                                                ANNUAL
     TIER IV (DECEMBER 31, 1995, SEE NOTE 2)                  UNITS         UNIT VALUE                          RETURN
     --------------------------------------                 ---------       ----------                          ------
        American Century: Twentieth Century
          Growth Fund ...................................     672,795       $ 5.867425       $  3,947,574         28%
        American Century: Twentieth Century
          Ultra Fund ....................................   4,693,395         1.745098          8,190,434         22%
        The Bond Fund of America(SM), Inc. ..............     293,584         2.342504            687,722          8%
        The Dreyfus Third Century Fund, Inc. ............     724,635         3.547042          2,570,311         28%
        Evergreen Income and Growth Fund -
          Class Y .......................................      90,044         2.432742            219,054         25%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares ..............     199,160         1.307377            260,377          6%
        Fidelity Capital & Income Fund ..................      15,630         4.673860             73,052         14%
        Fidelity Contrafund .............................   6,919,494         1.944023         13,451,655         22%
        Fidelity Equity-Income Fund .....................   1,480,026         6.929751         10,256,212         29%
        Fidelity Magellan(R) Fund .......................   2,947,714         1.812541          5,342,852         26%
        Fidelity OTC Portfolio ..........................     498,827         1.837520            916,605          9%
        Fidelity Puritan(R) Fund ........................     734,376         1.603211          1,177,360         21%
        The Investment Company of America(R) ............   1,186,761         2.286799          2,713,884         29%
        MAS Funds - Fixed Income Portfolio ..............      84,398         1.340756            113,157          9%
        MFS(R) Growth Opportunities Fund -
          Class A .......................................      33,173         9.050357            300,227         22%
        MFS(R) High Income Fund - Class A ...............     108,967         6.194384            674,983         12%
        Massachusetts Investors Growth
          Stock Fund - Class A ..........................      28,741        16.034807           460,856          47%
        Nationwide(R) Fund ..............................     218,220        20.783760         4,535,432          39%
        Nationwide(R) Growth Fund .......................      62,008         3.870989           240,032          25%
        Nationwide(R) Money Market Fund .................   1,244,833         3.016489         3,755,025           4%
        Neuberger & Berman Guardian Fund ................     828,370         1.713248         1,419,203          17%
        Putnam Investors Fund - Class A .................      93,488        18.186106         1,700,183          34%
        Putnam Voyager Fund - Class A ...................   1,919,534         3.853154         7,396,260          25%
        SEI Index Funds - S&P 500 Index Portfolio .......   1,436,973         1.508098         2,167,096          32%
        Seligman Growth Fund, Inc. - Class A. ...........      29,833        12.594278           375,725          17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class ......   1,061,646         1.227171         1,302,821           5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ...................     867,768         1.203968         1,044,765           2%
        Templeton Foreign Fund - Class I ................   1,164,252         1.289527         1,501,334           6%
                                                            =========        =========      ------------
          Sub-Total Tier IV (December 31, 1995) .........                                   $ 76,794,191
                                                                                            ============

                                                                                                                ANNUAL
     TIER IV (DECEMBER 31, 1996, SEE NOTE 2)                  UNITS         UNIT VALUE                          RETURN
     --------------------------------------                ----------       ----------                          ------
        American Century: Twentieth Century
          Growth Fund ...................................     791,919       $ 5.861569       $  4,641,888         28%
        American Century: Twentieth Century
          Ultra Fund ....................................   4,507,568         1.743357          7,858,300         22%
        The Bond Fund of America(SM), Inc. ..............     124,227         2.340149            290,710          9%
        The Dreyfus Third Century Fund, Inc. ............     528,101         3.543503          1,871,327         29%
        Evergreen Income and Growth Fund -
          Class Y .......................................      78,659         2.430315            191,166         25%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares ..............      88,325         1.306062            115,358          6%
        Fidelity Capital & Income Fund ..................      51,553         4.669162            240,709         14%
        Fidelity Contrafund .............................   5,170,372         1.942084         10,041,297         22%
        Fidelity Equity-Income Fund .....................   1,223,287         6.922841          8,468,621         29%
        Fidelity Magellan(R) Fund .......................   1,539,847         1.810733          2,788,252         26%
        Fidelity OTC Portfolio ..........................     781,703         1.835685          1,434,960          9%
        Fidelity Puritan(R) Fund ........................     379,214         1.601612            607,354         22%
        The Investment Company of America(R) ............     318,963         2.284519            728,677         29%
        MAS Funds - Fixed Income Portfolio ..............      68,206         1.339418             91,356          9%
        MFS(R) Growth Opportunities Fund -
          Class A .......................................      84,709         9.041322            765,881         23%
        MFS(R) High Income Fund - Class A ...............      51,594         6.188157            319,272         12%
        Massachusetts Investors Growth
          Stock Fund - Class A ..........................      21,209        16.018807            339,743         47%
        Nationwide(R) Fund ..............................      90,530        20.763040          1,879,678         39%
        Nationwide(R) Growth Fund .......................      19,388         3.867128             74,976         25%
        Nationwide(R) Money Market Fund .................     364,874         3.013456          1,099,532          4%
        Neuberger & Berman Guardian Fund ................     751,166         1.711539          1,285,650         17%
        Putnam Investors Fund - Class A .................      65,920        18.167964          1,197,632         34%
        Putnam Voyager Fund - Class A ...................   1,809,222         3.849306          6,964,249         25%
        SEI Index Funds - S&P 500 Index Portfolio .......   1,151,075         1.506599          1,734,208         32%
        Seligman Growth Fund, Inc. - Class A. ...........      25,438        12.581713            320,054         17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class ......     102,438         1.225937            125,583          5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ...................     811,683         1.202766            976,265          2%
        Templeton Foreign Fund - Class I ................     990,793         1.288241          1,276,380          6%
                                                            =========        =========       ------------
          Sub-Total Tier IV (December 31, 1996) .........                                    $ 57,729,078
                                                                                             ============


                                                                     (Continued)

                                                                                                 ANNUAL
     TIER IV (DECEMBER 31, 1996, SEE NOTE 2)*                 UNITS     UNIT VALUE               RETURN
     ----------------------------------                     ---------   ----------               ------
        American Century: Twentieth Century
          Growth Fund ...................................       2,223   $ 5.852797   $  13,011     28%
        American Century: Twentieth Century
          Ultra Fund ....................................      39,473     1.740747      68,713     22%
        The Bond Fund of America(SM), Inc. ..............         139     2.336617         325      8%
        The Dreyfus Third Century Fund, Inc. ............       4,553     3.538202      16,109     28%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares ..............      34,364     1.304091      44,814      6%
        Fidelity Contrafund .............................      51,788     1.939178     100,426     22%
        Fidelity Equity-Income Fund .....................       6,909     6.912488      47,758     29%
        Fidelity Magellan(R) Fund .......................      36,399     1.808025      65,810     26%
        Fidelity OTC Portfolio ..........................       4,185     1.832937       7,671      9%
        Fidelity Puritan(R) Fund ........................       9,482     1.599217      15,164     21%
        The Investment Company of America(R) ............       3,811     2.281103       8,693     29%
        MAS Funds - Fixed Income Portfolio ..............         438     1.337415         586      9%
        MFS(R) Growth Opportunities Fund -
          Class A .......................................         693     9.027786       6,256     22%
        MFS(R) High Income Fund - Class A ...............         117     6.178817         723     12%
        Massachusetts Investors Growth
          Stock Fund - Class A ..........................         353    15.994835       5,646     47%
        Nationwide(R) Fund ..............................       2,085    20.731998      43,226     39%
        Nationwide(R) Growth Fund .......................         226     3.861342         873     25%
        Nationwide(R) Money Market Fund .................       5,303     3.008908      15,956      4%
        Neuberger & Berman Guardian Fund ................      19,355     1.708978      33,077     17%
        Putnam Investors Fund - Class A .................       2,047    18.140786      37,134     33%
        Putnam Voyager Fund - Class A ...................      15,376     3.843542      59,098     25%
        SEI Index Funds - S&P 500 Index Portfolio .......      29,469     1.504352      44,332     32%
        Seligman Growth Fund, Inc. - Class A. ...........         406    12.562888       5,101     17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class ......       7,027     1.224087       8,602      5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ...................       6,790     1.200967       8,155      2%
        Templeton Foreign Fund - Class I ................       8,712     1.286315      11,206      6%
                                                               ======    =========   ---------
          Sub-Total Tier IV (December 31, 1996) .........                            $ 668,465
                                                                                     =========


*Tier includes certain Departments of a Member County that was previously converted to Tier IV using the Asset Balance as of December 31, 1995.

                                                                                                                 ANNUAL
     TIER V (DECEMBER 31, 1996, SEE NOTE 2)                   UNITS         UNIT VALUE                           RETURN
     -------------------------------------                 ----------       ----------                           ------
        American Century: Twentieth Century
          Growth Fund ..................................    2,322,606       $ 5.869391      $   13,632,283         29%
        American Century: Twentieth Century
          Ultra Fund ...................................   19,969,711         1.745683          34,860,785         23%
        The Bond Fund of America(SM), Inc. .............      753,555         2.343312           1,765,814          9%
        The Dreyfus Third Century Fund, Inc. ...........    2,219,012         3.548231           7,873,567         29%
        Evergreen Income and Growth Fund -
          Class Y ......................................      297,366         2.433557             723,657         25%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares .............      579,571         1.307818             757,973          7%
        Fidelity Capital & Income Fund .................       61,610         4.675440             288,054         14%
        Fidelity Contrafund ............................   19,667,377         1.944675          38,246,656         22%
        Fidelity Equity-Income Fund ....................    8,086,997         6.932074          56,059,662         29%
        Fidelity Magellan(R) Fund ......................    6,992,191         1.813149          12,677,884         26%
        Fidelity OTC Portfolio .........................    2,776,451         1.838136           5,103,495          9%
        Fidelity Puritan(R) Fund .......................    2,031,661         1.603749           3,258,274         22%
        The Investment Company of America(R) ...........    2,872,363         2.287566           6,570,720         29%
        MAS Funds - Fixed Income Portfolio .............      277,396         1.341206             372,045          9%
        MFS(R) Growth Opportunities Fund -
          Class A ......................................      212,160         9.053391           1,920,767         23%
        MFS(R) High Income Fund - Class A ..............      418,967         6.196477           2,596,119         12%
        Massachusetts Investors Growth
          Stock Fund - Class A .........................      117,830        16.040180           1,890,014         47%
        Nationwide(R) Fund .............................      569,519        20.790728          11,840,715         39%
        Nationwide(R) Growth Fund ......................      269,417         3.872287           1,043,260         26%
        Nationwide(R) Money Market Fund ................    3,269,252         3.017508           9,864,994          5%
        Neuberger & Berman Guardian Fund ...............    4,309,283         1.713822           7,385,344         17%
        Putnam Investors Fund - Class A ................      377,276        18.192202           6,863,481         34%
        Putnam Voyager Fund - Class A ..................    6,307,757         3.854445          24,312,902         25%
        SEI Index Funds - S&P 500 Index Portfolio ......    5,095,657         1.508603           7,687,323         32%
        Seligman Growth Fund, Inc. - Class A. ..........      124,591        12.598501           1,569,660         18%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class .....      238,580         1.227585             292,877          5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ..................    4,374,310         1.204372           5,268,296          2%
        Templeton Foreign Fund - Class I ...............    4,910,891         1.289960           6,334,853          6%
                                                           ==========        =========      --------------
          Sub-Total Tier V (December 31, 1996) .........                                       271,061,474
                                                                                            ==============
        Total Contract Owners' Equity ..................                                    $1,970,794,247
                                                                                            ==============

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA * COLUMBUS, OHIO 43215-2220



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Permit No. 521


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company

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                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of NACo Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of NACo Variable Account as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of NACo Variable Account as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.




                                                        KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998